Income Taxes - Expense (Benefit) (Details) - HZO, Inc. and Subsidiaries - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Current
Foreign			$ (185,545)	$ (310,398)
Total			(185,545)	(310,398)
Deferred
Foreign			(54,810)	(325,233)
Total			(54,810)	(325,233)
Total provision for income taxes	$ 40,727	$ (254,495)	$ (240,355)	$ (635,631)